Cash and cash equivalents and short term investments - Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Short term investments	€ 58	€ 0
Papua New Guinean Kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Short term investments	€ 44